Organization and Summary of Significant Accounting Policies - Schedule of Net Impact of Adoption in Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Other assets	$ 17,316	$ 7,189	$ 639	$ 0
Accrued expenses and other current liabilities	13,082	76,302	76,136	2,631
Other liabilities	$ 16,995	8,412	$ 2,028	$ 512
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Other assets		6,550
Accrued expenses and other current liabilities		166
Other liabilities		$ 6,384